Related Party Transactions Related Party (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Transactions with entities controlled by the Lolli-Ghetti family and with Scorpio Tankers (herein referred to as related party affiliates) in the Condensed Consolidated Statement of Operations and Condensed Consolidated Balance Sheet are summarized in the following tables (in thousands).

	Nine Months Ended September 30,
	2017	2016
Vessel revenue
Scorpio Kamsarmax Pool	$46,964	$20,591
Scorpio Ultramax Pool	64,114	30,352
SCM	—	613
Total vessel revenue	$111,078	$51,556
Voyage expense:
SCM	$147	$250
Vessel operating cost:
SSM	$6,993	$5,149
General and administrative expense:
SCM	$90	$43
SSH	4,229	3,119
SUK	688	661
Total general and administrative expense	$5,007	$3,823
Write down on assets held for sale
SCM	$147	$500
SSM	200	500
Total write down on assets held for sale	$347	$1,000

	As of
	September 30, 2017	December 31, 2016
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$4,749	$2,579
Scorpio Ultramax Pool	2,569	1,661
Total due from related parties-current	$7,318	$4,240
Due from related parties non-current:
Scorpio Kamsarmax Pool	$5,080	$4,606
Scorpio Ultramax Pool	7,639	6,633
Total due from related parties non-current	$12,719	$11,239
Liabilities
Due to related parties-current :
SCM	$—	$507
SSM	—	209
SSH	226	321
Total due from related parties-current	$226	$1,037